Consolidated Statements of Financial Position, Classified - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023		Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 461,924	$ 384,761	$ 642,206		$ 1,022,613
Other current financial assets	982	19,588	77,226
Other current non-financial assets	172,555	153,708	114,576
Trade and other receivables, current	1,386,241	1,495,258	1,652,333
Current receivables due from related parties	61,811	42,935	57,317
Inventories	68,121	65,400	66,994
Current tax assets	87,453	80,506	92,479
TOTAL CURRENT ASSETS	2,239,087	2,242,156	2,703,131
NON-CURRENT ASSETS
Other non-current financial assets	24,070	4,663	13,228
Other non-current non-financial assets	14,486	149,126	271,792
Trade and other non-current receivables	1,105,384	1,163,370	1,030,279
Investments accounted for using the equity method	46,468	32,820	28,906
Intangible assets other than goodwill	292,790	294,391	222,329
Goodwill	902,193	892,402	1,008,374
Property, plant and equipment	7,763,436	7,579,693	7,809,860
Investment property	7,930	7,201	8,369
Right-of-use assets	379,863	273,579	306,745
Deferred tax assets	127,952	125,685	88,551
TOTAL NON-CURRENT ASSETS	10,664,572	10,522,930	10,788,433
TOTAL ASSETS	12,903,659	12,765,086	13,491,564
CURRENT LIABILITIES
Other current financial liabilities	322,082	84,003	701,175	[1]
Current lease liabilities	41,518	26,982	27,520	[1]
Trade and other payables, current	1,533,475	1,535,871	1,669,660	[1]
Current payables to related parties	371,919	299,362	527,383	[1]
Other current provisions	30,702	51,534	28,676	[1]
Current tax liabilities	110,030	189,742	182,537	[1]
Other current non-financial liabilities	63,610	63,964	48,380	[1]
TOTAL CURRENT LIABILITIES	2,473,336	2,251,458	3,185,331	[1]
NON-CURRENT LIABILITIES
Other non-current financial liabilities	2,170,328	2,382,396	2,171,325	[1]
Non-current lease liabilities	368,679	268,670	278,097	[1]
Trade and other payables non-current	985,569	969,504	678,966	[1]
Non-current payables to related parties	861,531	1,019,514	1,179,760	[1]
Other long-term provisions	214,175	216,031	241,245	[1]
Deferred tax liabilities	200,452	208,635	196,681	[1]
Non-current provisions for employee benefits	64,058	65,831	71,621	[1]
Other non-current non-financial liabilities	16,024	37,745	60,676	[1]
TOTAL NON-CURRENT LIABILITIES	4,880,816	5,168,326	4,878,371	[1]
TOTAL LIABILITIES	7,354,152	7,419,784	8,063,702	[1]
EQUITY
Share and paid-in capital	3,895,895	5,964,284	5,964,284	[1]
Retained earnings	3,011,147	3,781,518	3,855,606	[1]
Other reserves	(1,731,173)	(4,769,387)	(4,750,937)	[1]	(4,474,626)
Equity attributable to shareholders of Enel Chile	5,175,869	4,976,415	5,068,953	[1]
Non-controlling interests	373,638	368,887	358,909	[1]
TOTAL EQUITY	5,549,507	5,345,302	5,427,862	[1]	$ 5,151,639
TOTAL LIABILITIES AND EQUITY	$ 12,903,659	$ 12,765,086	$ 13,491,564	[1]

[1]	See Note 3.